Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

13000756

Received SEC

MAR 07 2013

Washington, DC 20549

001-13133

March 7, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BBX CAPITAL CORPORATION, Preferred Share Purchase Rights, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 7, 2013.

Sincerely,

Paras Madho

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
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